Investor A Institutional [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2024
Investor A, Institutional | BlackRock Sustainable Advantage Global Equity Fund | Investor A Shares
Prospectus [Line Items]
Annual Return [Percent]	19.24%